short-term borrowings (Details) - CAD ($) $ in Millions		6 Months Ended
	May 22, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
short-term borrowings
Trade receivables and unbilled customer finance receivables, maximum capacity	$ 1,600
Trade receivables that can be sold under the securitization agreement	2,000
Cash proceeds from monthly sales	$ 920
Short-term borrowings		$ 1,044	$ 104	$ 594
TELUS Communications Inc. | New revolving period securitization agreement
short-term borrowings
Trade receivables that can be sold under the securitization agreement		600
Trade receivables and unbilled customer finance receivables held for sale		121,000
Short-term borrowings		1,000
TELUS Communications Inc. | Revolving period securitization agreement
short-term borrowings
Cash proceeds from monthly sales		$ 100
Short-term borrowings			$ 100